UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-23793

 NAME OF REGISTRANT:                     Tidal Trust II



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 234 West Florida Street,
                                         Suite 203
                                         Milwaukee, WI 53204

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Eric W. Falkeis
                                         Tidal Trust II
                                         234 West Florida Street,
                                         Suite 203
                                         Milwaukee, WI 53204

 REGISTRANT'S TELEPHONE NUMBER:          844-986-7700

 DATE OF FISCAL YEAR END:                10/31

 DATE OF REPORTING PERIOD:               07/01/2022 - 06/30/2023


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

Nicholas Fixed Income Alternative ETF
--------------------------------------------------------------------------------------------------------------------------
 The fund held no voting securities during the reporting period and did not vote any securities or have any securities that were subject to a vote during the reporting period.


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SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Tidal Trust II
By (Signature)       /s/ Eric W. Falkeis
Name                 Eric W. Falkeis
Title                President
Date                 08/30/2023